Credit Facilities (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Credit Facilities (Textual)
Interest rate, percentage	8.49%
Interest expense	$ 300,000	$ 1,400,000	$ 800,000
Accrued Interest	$ 1,800,000